Reconciliation to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for plan benefits per the accompanying financial statements	$ 275.2	$ 252.2
Deemed loans	(1.0)	(1.0)
Net assets available for plan benefits per Form 5500	$ 274.2	$ 251.2